Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings are Working Capital Loans from Banks	Short-term bank borrowings as of June 30, 2024 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2/1/2024	1/31/2025	10,000,000	1,376,046
Bank of China	Huadong	2.42%	3/11/2024	3/10/2025	5,000,000	688,023
Minsheng Bank	Huadong	3.00%	1/12/2024	1/10/2025	3,000,000	412,813
Bank of Communications	Huadong	4.50%	4/23/2024	4/23/2025	9,000,000	1,238,441
Bank of Jiangsu	Huadong	3.10%	1/8/2024	1/8/2025	10,000,000	1,376,046
Industrial and Commercial Bank of China	Yada	3.45%	2/22/2024	2/21/2025	9,000,000	1,238,441
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024	10,000,000	1,376,046
Total					56,000,000	7,705,856
Short-term bank borrowings as of December 31, 2023 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/31/2023	1/29/2024	5,000,000	704,235
Bank of China	Huadong	3.50%	3/10/2023	3/9/2024	10,000,000	1,408,471
Bank of Communications	Huadong	3.50%	11/3/2022	4/25/2024	5,000,000	704,235
Bank of Communications	Huadong	3.50%	1/19/2023	5/25/2024	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/21/2023	4/19/2024	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/17/2023	2/16/2024	9,000,000	1,267,623
Agricultural Bank of China	Yada	3.50%	12/20/2023	12/19/2024	10,000,000	1,408,471
Total					52,000,000	7,324,047

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	June 30, 2024	December 31, 2023
	US$	US$
Buildings, net	1,042,045	3,495,192
Land use right, net	-	90,832
Total	1,042,045	3,586,024